PROVISION FOR ENVIRONMENTAL REHABILITATION (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gibraltar Joint Venture [Member]
Disclosure of other provisions [line items]
Amount of letters of credit and surety bonds	$ 81.4
Florence copper project [Member]
Disclosure of other provisions [line items]
Amount of letters of credit and surety bonds	$ 13.3
Bottom of range [member]
Disclosure of other provisions [line items]
Inflation rate	2.02%	1.82%
Top of range [Member]
Disclosure of other provisions [line items]
Inflation rate	1.80%	1.50%
Provision for decommissioning, restoration and rehabilitation costs [Member]
Disclosure of other provisions [line items]
Risk-free discount rate	3.31%	1.79%
Nominal Risk-Free Rate	4.41%	2.61%
Provision for decommissioning, restoration and rehabilitation costs [Member] | Bottom of range [member]
Disclosure of other provisions [line items]
Investment grade corporate bonds	50 years
Long-term inflation rate period of nominal cash flow estimates	30 years
Provision for decommissioning, restoration and rehabilitation costs [Member] | Top of range [Member]
Disclosure of other provisions [line items]
Beyond current mine life	100 years
Investment grade corporate bonds	100 years
Long-term inflation rate period of nominal cash flow estimates	100 years